INTANGIBLE ASSETS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accumulated [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill at beginning of period	€ (4,123)	€ (3,464)
Intangible assets additions	(476)	(659)
Intangible assets derecognitions	200
Intangible assets and goodwill at ending of period	(4,399)	(4,123)
Service Concession Arrangement [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill at beginning of period	200	200
Intangible assets additions
Intangible assets derecognitions	(200)
Intangible assets and goodwill at ending of period		200
Service Concession Arrangement [Member] | Accumulated [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill at beginning of period	(103)	(3)
Intangible assets additions	(97)	(100)
Intangible assets derecognitions	200
Intangible assets and goodwill at ending of period		(103)
Service Concession Arrangement [Member] | Carrying [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill at beginning of period	469	1,128
Intangible assets additions	(459)	(659)
Intangible assets derecognitions
Intangible assets and goodwill at ending of period	10	469
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill at beginning of period	4,392	4,392
Intangible assets additions	17
Intangible assets derecognitions
Intangible assets and goodwill at ending of period	4,409	4,392
Computer software [member] | Accumulated [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill at beginning of period	(4,020)	(3,461)
Intangible assets additions	(379)	(559)
Intangible assets derecognitions
Intangible assets and goodwill at ending of period	(4,399)	(4,020)
Computer software [member] | At cost [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill at beginning of period	4,592	4,592
Intangible assets additions	17
Intangible assets derecognitions	(200)
Intangible assets and goodwill at ending of period	€ 4,409	€ 4,592